FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22482

Nuveen Energy MLP Total Return Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman - Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: November 30

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record

Nuveen Energy MLP Total Return Fund

NUSTAR ENERGY LP

Ticker Symbol	NS
CUSIP	67058H102
Meeting Date	05-May-2011

Item	Proposal	Type	Vote	For/Against Management
01	Amend Stock Compensation Plan	Management	For	For
02	Ratify Appointment of Independent Auditors	Management	For	For

COPANO ENERGY, L.L.C.

Ticker Symbol	CPNO
CUSIP	217202100
Meeting Date	18-May-11

Item	Proposal	Type	Vote	For/Against Management
01	Election of Directors	Management
	1 JAMES G. CRUMP		For	For
	2 ERNIE L. DANNER		For	For
	3 SCOTT A. GRIFFITHS		For	For
	4 MICHAEL L. JOHNSON		For	For
	5 MICHAEL G. MACDOUGALL		For	For
	6 R. BRUCE NORTHCUTT		For	For
	7 T. WILLIAM PORTER		For	For
	8 WILLIAM L. THACKER		For	For
02	Ratify Appointment of Independent Auditors	Management	For	For
3A	Amend Stock Compensation Plan	Management	For	For
3B	Amend Stock Compensation Plan	Management	For	For
04	14A Executive Compensation	Management	For	For
05	14A Executive Compensation Vote Frequency	Management	3 Years	For

MARKWEST ENERGY PARTNERS LP

Ticker Symbol	MWE
CUSIP	570759100
Meeting Date	1-Jun-11

Item	Proposal	Type	Vote	For/Against Management
01	Election of Directors	Management
	1 FRANK M. SEMPLE		For	For
	2 DONALD D. WOLF		For	For
	3 KEITH E. BAILEY		For	For
	4 MICHAEL L. BEATTY		For	For
	5 CHARLES K. DEMPSTER		For	For
	6 DONALD C. HEPPERMANN		For	For
	7 WILLIAM A. KELLSTROM		For	For
	8 ANNE E. FOX MOUNSEY		For	For
	9 WILLIAM P. NICOLETTI		For	For
02	14A Executive Compensation	Management	For	For
03	14A Executive Compensation Vote Frequency	Management	3 Years	For
04	Ratify Appointment of Independent Auditors	Management	For	For

BUCKEYE PARTNERS, L.P.

Ticker Symbol	BPL
CUSIP	118230101
Meeting Date	7-Jun-11

Item	Proposal	Type	Vote	For/Against Management
1A	Election of Directors (Majority Voting)	Management	For	For
1B	Election of Directors (Majority Voting)	Management	For	For
1C	Election of Directors (Majority Voting)	Management	For	For
02	Ratify Appointment of Independent Auditors	Management	For	For
03	14A Executive Compensation	Management	For	For
04	14A Executive Compensation Vote Frequency	Management	3 Years	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Energy MLP Total Return Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 26, 2011